Details of Significant Accounts - Leasing arrangements, Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Total lease liabilities	$ 338	$ 638
Less: current portion (shown as 'current lease liabilities')	(251)	(449)
Non-current lease liabilities	$ 87	$ 189